ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
ACCOUNTING POLICY
Accounts receivable represent (i) amounts owing to us that are currently due and collectible and (ii) amounts owed to us under device financing agreements that have not yet been billed (financing receivables). We initially recognize accounts receivable on the date they originate. We measure accounts receivable initially at fair value and subsequently at amortized cost, with changes recognized in net income. We measure an impairment loss for accounts receivable as the excess of the carrying amount over the present value of future cash flows we expect to derive from it, if any. The excess is allocated to an allowance for doubtful accounts and recognized as a loss in net income.

ACCOUNTS RECEIVABLE BY TYPE

		As at December 31
(In millions of dollars)	Note	2025	2024

Customer accounts receivable		6,326	5,762
Other accounts receivable		1,236	1,132
Allowance for doubtful accounts	19	(259)	(227)

Total accounts receivable		7,303	6,667

Current		6,105	5,478
Long-term		1,198	1,189

Total accounts receivable		7,303	6,667

The long-term portion of our accounts receivable is recorded within "financing receivables" on our Consolidated Statements of Financial Position and reflects our financing receivables that will be billed to customers beyond one year of the date of the financial statements.
Below is a breakdown of our financing receivable balances.

	As at December 31
(In millions of dollars)	2025	2024

Current financing receivables	2,448	2,341
Long-term financing receivables	1,198	1,189

Total financing receivables	3,646	3,530